Income Taxes (Amounts and Period Ranges of Operating Losses Carried Forward Available to Reduce Future Taxable Income) (Detail) ¥ in Millions	Dec. 31, 2020 JPY (¥)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 176,489
Within one year
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	981
After one year through five years
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	12,332
After five years through ten years
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	48,181
After ten years through twenty years
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	11,321
Indefinite period
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 103,674